SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
In March 2024, the Company established the Logistic Properties of the Americas 2024 Equity Incentive Plan (“2024 Plan”) for all employees of the Company whereby LPA may grant options, restricted stock, restricted stock units, stock appreciation rights and other equity-based awards to attract and maintain key company personnel including directors, officers, employees, consultants, and advisors.
Restricted Stock Units (“RSUs”)
Under the 2024 Plan, the Company granted RSUs to certain senior executives and board directors who were previously employed by LLP and continued employment with LPA after the Business Combination, certain departing board members of LLP and certain newly hired senior executives and board members of LPA.
Each RSU represents the right for the employee or director to receive one LPA ordinary share upon vesting and settlement. No amounts are paid or payable to LPA by the recipient on the receipt of the RSUs. The RSUs carry neither rights to dividends nor voting rights prior to vesting or delivery of the underlying LPA ordinary shares. The Company’s board has a discretion to settle the RSUs in cash or shares but the Company has no intention of settling the RSUs in cash, and given that this is the first time the Company has granted RSUs, the Company does not have a past practice of cash settlement. The Company accounts for the RSUs as equity-settled awards.
For the years ended December 31, 2025 and 2024, the Company granted RSUs under the 2024 Plan totaling 126,000 and 319,000 shares, respectively, to current and former LLP senior executives. The RSUs vest either in equal annual increments over a three-year service vesting period, with compensation cost recognized using the accelerated attribution method or they cliff vest at the end of a three-year service vesting period, with compensation cost recognized ratably over the vesting period. The RSUs are delivered upon vesting. In the year ended December, 31, 2025, 40,333 shares of executives RSUs were vested, of which 25,410 shares were delivered net of 14,923 shares valued at $133,163 withheld for tax purposes. There were no shares vested or delivered in 2024.
For the years ended December 31, 2025 and 2024, the Company granted RSUs under the 2024 Plan totaling 52,500 and 112,500 shares, respectively, to the former LLP and current LPA board of directors. All RSUs were fully vested upon grant, while the delivery of the underlying ordinary shares was scheduled to occur at a future date. These shares are either delivered upon the first anniversary of the effective date of the business combination in 2025 or ratably across the next three years after the grant date. The compensation costs were recognized immediately upon grant. The Company delivered 77,500 shares to directors in the year ended December 31, 2025. There were no shares delivered in 2024.
RSUs are measured at grant date fair value by reference to the traded price of LPA’s ordinary shares. The Company does not expect to declare any dividends in the near future. Therefore, no expected dividends were incorporated into the measurement of the grant date fair value. For the year ended December 31, 2025 and 2024, the Company recognized share-based payment expense related to the RSUs of $2,078,921 and $2,060,666, respectively, in general and administrative expenses in the consolidated statements of profit or loss and other comprehensive income (loss). No share-based payment expense was recognized for the year ended December 31, 2023.
Details of the RSUs outstanding during the year are as follows:

		Number of RSUs	Weighted Average Grant Date Fair Value per RSU

	Non-vested at December 31, 2023	—	—
	Granted	431,500	$9.80
	Vested	(112,500)	$10.10
	Forfeited	—	—
	Non-vested at December 31, 2024	319,000	$9.70
	Granted	178,500	$8.79
(a)	Vested	(92,833)	$9.22
	Forfeited	—	$—
	Non-vested at December 31, 2025	404,667	$9.45
Equity-settled share-based payment transactions with parties other than employees
On August 14, 2024, the board of directors of the Company approved and granted the Company discretion to issue 90,000 ordinary shares to a non-employee service provider to share-settle a liability assumed as part of the Business Combination. Such arrangement was accounted for as an equity-settled share-based payment arrangement with non-employees. The fair value was determined to be $1,141,200, which represented the aggregate fair value of the ordinary shares granted on August 14, 2024, calculated based on 90,000 ordinary shares and a grant date fair value of $12.68 per share by reference to the traded price of the Company’s ordinary shares on such date. On August 30, 2024, the Company issued the 90,000 ordinary shares, which were considered fully vested upon issuance.